American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2023

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 89.1%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	5,633,740	5,575,539
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	7,241,450	7,159,762
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	35,642,670	38,269,154
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	39,010,500	38,351,156
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	34,586,825	33,752,449
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	45,362,610	44,007,094
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	66,225,040	63,884,848
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	216,042,337	207,130,186
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	167,974,950	159,817,530
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	95,319,025	91,231,308
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	120,209,180	113,984,931
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	127,309,921	121,415,959
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	156,768,080	147,030,359
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	35,442,120	33,299,608
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	251,938,415	235,584,687
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	59,034,820	55,406,479
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	310,938,404	287,883,459
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	12,403,500	11,630,593
U.S. Treasury Inflation Indexed Notes, 1.625%, 10/15/27	23,045,625	22,714,013
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	70,112,850	65,602,455
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	102,854,404	99,557,548
TOTAL U.S. TREASURY SECURITIES (Cost $2,022,906,537)		1,883,289,117
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
Bristol Park CLO Ltd., Series 2016-1A, Class BR, VRN, 6.71%, (3-month LIBOR plus 1.45%), 4/15/29(2)	5,000,000	4,884,470
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.52%, (3-month LIBOR plus 2.20%), 8/14/30(2)	4,625,000	4,530,672
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class BR, VRN, 6.90%, (3-month LIBOR plus 1.65%), 7/20/31(2)	3,650,000	3,630,812
KKR CLO 22 Ltd., Series 2022A, Class B, VRN, 6.85%, (3-month LIBOR plus 1.60%), 7/20/31(2)	4,425,000	4,383,859
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/31(2)	2,200,000	2,157,618
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.61%, (1-month LIBOR plus 1.45%), 10/16/36(2)	3,141,000	3,036,607
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, VRN, 7.08%, (3-month SOFR plus 2.30%), 7/24/31(2)	3,100,000	3,073,947
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.37%, (1-month SOFR plus 2.30%), 6/17/37(2)	3,790,000	3,772,264
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 7.46%, (3-month LIBOR plus 2.20%), 4/15/31(2)	2,250,000	2,195,874
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, VRN, 6.31%, (3-month LIBOR plus 1.06%), 10/20/29(2)	1,952,264	1,939,537
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $33,880,279)		33,605,660
ASSET-BACKED SECURITIES — 1.5%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(2)	1,168,496	1,137,154
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	323,038	313,709
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	3,939,302	3,378,950
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(2)	7,825,000	6,944,062
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	6,600,000	5,911,587
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	4,900,000	4,545,930
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(2)	4,319,095	4,254,012
Tricon Residential Trust, Series 2022-SFR1, Class D, 4.75%, 4/17/39(2)	6,000,000	5,609,101
TOTAL ASSET-BACKED SECURITIES (Cost $34,751,764)		32,094,505
CORPORATE BONDS — 1.2%
Automobiles — 0.2%
General Motors Financial Co., Inc., 3.80%, 4/7/25	3,790,000	3,657,139

Banks — 0.5%
Bank of America Corp., VRN, 1.73%, 7/22/27	2,605,000	2,327,117
Bank of America Corp., VRN, 2.55%, 2/4/28	1,960,000	1,770,482
Bank of America Corp., VRN, 4.95%, 7/22/28	1,465,000	1,439,964
Barclays PLC, VRN, 2.28%, 11/24/27	3,967,000	3,492,543
BPCE SA, 4.625%, 7/11/24(2)	1,650,000	1,612,891
		10,642,997
Capital Markets — 0.2%
Golub Capital BDC, Inc., 2.50%, 8/24/26	756,000	654,455
Owl Rock Core Income Corp., 3.125%, 9/23/26	1,223,000	1,055,092
UBS Group AG, VRN, 1.49%, 8/10/27(2)	3,277,000	2,816,634
		4,526,181
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.79%, 3/15/25	1,455,000	1,403,560
Ground Transportation — 0.1%
DAE Funding LLC, 1.55%, 8/1/24(2)	2,526,000	2,398,769
Insurance — 0.1%
GA Global Funding Trust, 0.80%, 9/13/24(2)	2,800,000	2,606,387
TOTAL CORPORATE BONDS (Cost $26,476,076)		25,235,033
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.19%, (1-month LIBOR plus 2.00%), 9/15/36(2)	3,600,000	3,405,976
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 6.79%, (1-month LIBOR plus 1.60%), 5/15/36(2)	5,726,753	5,661,154
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.04%, (1-month LIBOR plus 2.85%), 7/15/38(2)	6,176,596	6,001,974
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)	3,358,000	3,066,165
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,724,790)		18,135,269
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 6.07%, (30-day average SOFR plus 1.00%), 9/25/31(2)	2,454,300	2,439,153
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.05%, 6/25/36	169,927	119,172
Verus Securitization Trust, Series 2020-4, Class A2, SEQ, 1.91%, 5/25/65(2)	1,638,117	1,505,392
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	2,851,730	2,227,068
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	40,553	34,373
		6,325,158
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.67%, 9/25/45	858,750	840,307
FNMA, Series 2014-C02, Class 2M2, VRN, 7.75%, (1-month LIBOR plus 2.60%), 5/25/24	588,117	593,439
		1,433,746
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,589,384)		7,758,904
SHORT-TERM INVESTMENTS — 5.6%
Commercial Paper(3) — 0.5%
Chariot Funding LLC, 5.35%, 7/31/23(2)	10,000,000	9,955,067
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	250,787	250,787
Repurchase Agreements — 5.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $17,397,786), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $16,958,715)		16,951,624
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 1.875%, 11/15/31 - 2/15/32, valued at $93,676,860), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $91,878,573)		91,840,000
		108,791,624
TOTAL SHORT-TERM INVESTMENTS (Cost $118,999,077)		118,997,478
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,264,327,907)		2,119,115,966
OTHER ASSETS AND LIABILITIES — (0.2)%		(4,523,625)
TOTAL NET ASSETS — 100.0%		$2,114,592,341

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,398	September 2023	$284,274,563	$(3,203,348)
U.S. Treasury 5-Year Notes	2,884	September 2023	308,858,375	(4,400,809)
			$593,132,938	$(7,604,157)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.79%	8/26/23	$25,000,000	$585	$3,235,317	$3,235,902
CPURNSA	Receive	2.90%	10/11/23	$65,750,000	166	250,009	250,175
CPURNSA	Receive	2.89%	12/6/23	$25,000,000	232	55,136	55,368
CPURNSA	Receive	2.68%	12/12/23	$25,000,000	240	87,909	88,149
CPURNSA	Receive	2.18%	1/15/24	$50,000,000	670	5,306,643	5,307,313
CPURNSA	Receive	2.17%	1/19/24	$50,000,000	670	5,307,206	5,307,876
CPURNSA	Receive	2.25%	2/1/24	$50,000,000	670	5,188,979	5,189,649
CPURNSA	Receive	2.25%	2/1/24	$25,000,000	585	2,596,144	2,596,729
CPURNSA	Receive	2.29%	2/8/24	$50,000,000	670	5,138,387	5,139,057
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(740)	3,692,462	3,691,722
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(714)	3,034,189	3,033,475
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(692)	2,715,713	2,715,021
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(848)	4,938,853	4,938,005
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(865)	5,646,756	5,645,891
CPURNSA	Receive	1.70%	11/26/24	$25,000,000	(703)	3,111,379	3,110,676
CPURNSA	Receive	1.79%	12/13/24	$16,000,000	(629)	1,902,176	1,901,547
CPURNSA	Receive	2.46%	3/15/25	$25,000,000	498	98,833	99,331
CPURNSA	Receive	2.52%	3/27/25	$20,000,000	493	22,311	22,804
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	597	2,108,075	2,108,672
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	623	2,072,332	2,072,955
CPURNSA	Receive	2.42%	2/2/28	$85,000,000	935	439,827	440,762
					$2,443	$56,948,636	$56,951,079

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $16,083,918.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $109,396,795, which represented 5.2% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,883,289,117	—
Collateralized Loan Obligations	—	33,605,660	—
Asset-Backed Securities	—	32,094,505	—
Corporate Bonds	—	25,235,033	—
Commercial Mortgage-Backed Securities	—	18,135,269	—
Collateralized Mortgage Obligations	—	7,758,904	—
Short-Term Investments	$250,787	118,746,691	—
	$250,787	$2,118,865,179	—
Other Financial Instruments
Swap Agreements	—	$56,951,079	—

Liabilities
Other Financial Instruments
Futures Contracts	$7,604,157	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.